COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
2013	$ 2,237
2014	1,833
2015	1,833
2016	1,833
Thereafter	357
Total	$ 8,093